S000090511 [Member] Fees and Expenses - AMG Systematica Trend-Enhanced Markets Fund	Sep. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Because the Fund is new, “Other Expenses” are based on estimates for theFund’s first full fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses and Total Annual Fund OperatingExpenses After Fee Waiver and Expense Reimbursements do not correlate tothe ratios of expenses to average net assets in the Financial Highlights sectionof this Prospectus, which reflect only the operating expenses of the Fund and donot include fees and expenses of any acquired fund.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The first year of each amount shown in the Example reflects the Fund’s contractual expense limitations through February 1, 2027. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (March 31, 2025 through September 30, 2025), the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	none